Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Operating Lease, Lease Income
The following table presents amounts included in Revenue from related party transactions in the Condensed Consolidated Statement of Operations related to lessor activity (in thousands):

	Nine months ended September 30,
	2022	2021
Lease income from operating leases	$25	$18